Leases payable (Details 2) R$ in Thousands	12 Months Ended
Jun. 30, 2020 BRL (R$)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease liabilities	R$ 152,363
Parceria II [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	Ribeiro Gonçalves - PI
Lease liabilities	R$ 14,390
Parceria III [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	Alto Taquari - MT
Lease liabilities	R$ 35,167
Parceria III Sugarcane plantation lease [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	Alto Taquari
Lease liabilities	R$ 287
Parceria IV - Sugarcane plantation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	São Raimundo de Mangabeira
Lease liabilities	R$ 34,011
Parceria V [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	São Félix do Xingu - MT
Lease liabilities	R$ 36,492
Araucaria [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	Mineiros - GO
Lease liabilities	R$ 2,271
Parceria VII [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	Baixa Grande do Ribeiro - PI
Lease liabilities	R$ 26,697
Headquarters [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	São Paulo - SP
Lease liabilities	R$ 181
Vehicle lease [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	N.A.
Lease liabilities	R$ 549
ervices with identified assets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	N.A.
Lease liabilities	R$ 1,840
Lease of vehicles and office in Paraguay [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Location	Assunção - Paraguai
Lease liabilities	R$ 478